Asset Retirement Obligations	12 Months Ended
Dec. 31, 2024
Asset Retirement Obligations [Abstract]
Asset Retirement Obligations
27. ASSET RETIREMENT OBLIGATIONS
AROs mostly relate to reclamation of land at the thermal, hydro and combustion turbine sites; and the
disposal of polychlorinated biphenyls in transmission and distribution equipment and a pipeline site.
Certain hydro, transmission and distribution assets may have additional

AROs that cannot be measured
as these assets are expected to be used for an indefinite

period and, as a result, a reasonable estimate of
the FV of any related ARO cannot be made.
The change in ARO for the years ended December 31

is as follows:
millions of dollars 2024 2023
Balance, January 1 $

192 $

174
Additions

11 -

Accretion included in depreciation expense

10

9
Change in FX rate

5 (1)
Revisions in estimated cash flows

2 -

Accretion deferred to regulatory asset (included in PP&E) -

18
Classified as assets held for sale

(1)
(1) -

Liabilities settled (2) (8)
Balance, December 31 $

217 $

192
(1) As at December 31, 2024, NMGC's assets

and liabilities were classified as held for

sale. For further details on the pending
transaction, refer to note 4.